CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities
Net Income/(Loss)	$ (579,157)	$ 3,011	$ (983,121)	$ (1,987,122)
Adjustments to reconcile net loss to net cash
Depreciation and amortization	549	(768)	878	5,100
Warrants issued for services	16,000	0	402,100	608,836
Change in fair value on derivative liability	84,908	(78,978)	9,484	85,325
Loan origination fees	68,888	35,400	35,400	0
Changes in operating assets and liabilities
Accounts receivable	(29,604)	24,169	27,547	(120,066)
Inventory	164,922	(50,558)	138,838	459,717
Cost in acquisition of Hyperion/OP&M	(32,617)	0
Deposits	0	(16,890)	(16,890)	0
Accounts payable	23,170	68,153	54,048	(27,569)
Accrued liabilities	(8,683)	(54,767)	35,291	50,210
Accrued interest payable	17,636	(7,822)	8,337	10,671
Accrued interest payable - related party	0	3,400	(14,118)	13,600
Net Cash used in Operating Activities	(273,988)	(73,008)	(352,578)	(901,298)
Cost in acquisition of Hyperion/OP&M			(53,015)	0
Gain on sale of asset	0	(2,643)	2,643	0
Cash Flows from Investing Activities
Purchase of fixed assets	0	(7,987)	(7,987)	0
Gain on sale of asset	0	2,643	(2,643)	0
Cash flows provided by (used in) Investing Activities	0	(7,987)	(7,987)	(96,004)
Trademarks			0	(96,004)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	0	(28,417)	(11,386)	995,199
Proceeds from issuance of convertible debt	350,000	182,000	323,600	165,000
Proceeds for repayment of convertible debt	(110,535)	(167,000)
Loan origination fees	68,888	35,400	35,400	0
Proceeds from issuance of noted payable	300,000	0	380,000	0
Payments for repayment of notes payable	(117,925)	0	(124,630)	0
Proceeds from issuance of noted payable - related party	0	(20,000)
Net Cash provided by Financing Activities	421,541	(33,417)	204,119	1,160,199
Payments for repayment of convertible debt			(193,465)	0
Payments for repayment of notes payable - related party			(170,000)	0
Increase (decrease) in cash	147,553	(114,412)	(156,447)	162,897
Cash at beginning of period	65,651	222,098	222,098	59,201	$ 59,201
Cash at end of period	$ 213,204	$ 107,686	65,651	222,098	$ 65,651
Supplemental disclosures of non-cash investing and financing Activities
Fair value of derivative and warrant liabilities from issuance of convertible note			$ 102,011	$ 92,527